CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2017	¥ 7,636		¥ 9				¥ 8,305		¥ (12,922)		¥ 6,462		¥ 1,854		¥ 5,782
Beginning Balance, Shares at Feb. 28, 2017 | shares			14,000,000	14,000,000
Non-controlling interests capital injection	3,160														3,160
Conversion of preferred shares into ordinary shares	163,807		¥ 3				163,804						163,807
Conversion of preferred shares into ordinary shares, Shares | shares			5,222,222	5,222,222
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost	578,571		¥ 3				578,568						578,571
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost, Shares | shares			4,804,369	4,804,369
Dividends declared (Note 10)	(125,769)						(94,318)		(31,451)				(125,769)
Share-based compensation	23,470						23,470						23,470
Net income (loss) for the year	41,844								44,373				44,373		(2,529)
Foreign currency translation adjustments	(34,771)										(34,771)		(34,771)
Ending Balance at Feb. 28, 2018	657,948		¥ 15				679,829				(28,309)		651,535		6,413
Ending Balance, Shares at Feb. 28, 2018 | shares			24,026,591	24,026,591
Offering cost	(847)						(847)						(847)
Acquisition of subsidiaries	35,015														35,015
Non-controlling interests capital injection	3,683														3,683
Option exercised	439						439						439
Option exercised, Shares | shares			39,442	39,442
Share-based compensation	32,247						32,247						32,247
Net income (loss) for the year	(1,470)								(601)				(601)		(869)
Foreign currency translation adjustments	29,916										29,916		29,916
Ending Balance at Feb. 28, 2019	¥ 756,931		¥ 15				711,668		(601)		1,607		712,689		44,242
Ending Balance, Shares at Feb. 28, 2019 | shares	24,066,033	24,066,033	24,066,033	24,066,033
Ending Balance, Shares at Feb. 28, 2019 | shares	0	0
Repurchase of ordinary shares (Note 8)	¥ (27,899)				¥ (27,899)								(27,899)
Repurchase of ordinary shares (Note 8), Shares | shares			(970,788)	(970,788)	970,788	970,788
Purchase of non-controlling Interests	(3,335)						(298)						(298)		(3,037)
Non-controlling interests capital injection	3,073														3,073
Option exercised	¥ 409						409						409
Option exercised, Shares | shares	36,000	36,000	35,950	35,950
Share-based compensation	¥ 30,858						30,858						30,858
Net income (loss) for the year	(109,569)	$ (15,674)							(109,493)				(109,493)		(76)
Foreign currency translation adjustments	24,484	3,502									24,484		24,484
Ending Balance at Feb. 29, 2020	¥ 674,952	$ 96,551	¥ 15	$ 2	¥ (27,899)	$ (3,991)	¥ 742,637	$ 106,234	¥ (110,094)	$ (15,749)	¥ 26,091	$ 3,732	¥ 630,750	$ 90,228	¥ 44,202	$ 6,323
Ending Balance, Shares at Feb. 29, 2020 | shares	23,131,195	23,131,195	23,131,195	23,131,195
Ending Balance, Shares at Feb. 29, 2020 | shares	970,788	970,788			970,788	970,788